Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business.
Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, as of the date of the condensed consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. The more significant estimates include the fair value of marketable securities that are classified as Level 2 of the fair value hierarchy, the amount and periods over which certain revenues will be recognized, including licensing and collaborative revenue recognized from non-refundable up-front and milestone payments and future ex-U.S. royalties and milestones projected in relation to the HCR Agreement, related party accounts receivable reserve, as applicable, inventory valuation and related reserves, research and development, or R&D, clinical costs and accrued research projects included in prepaid expenses and accounts payable and accrued expenses, the amount of non-cash compensation costs related to share-based payments to employees and non-employees, restructuring costs, the amount of lease incentives, as applicable, and the incremental borrowing rate used in lease calculations, and the likelihood of realization of deferred tax assets.

The impact from global economic conditions and potential and continuing disruptions to and volatility in the credit and equity markets in the United States and worldwide are highly uncertain and cannot be predicted, including impacts from global health crises, geopolitical tensions, such as the ongoing conflicts between Russia and Ukraine, conflict in the Middle East, and increasing tensions between China and Taiwan, and government actions implemented as a result of the foregoing, fluctuations in inflation and interest rates, uncertainty and liquidity concerns in the broader financial services industry, and a potential recession in the United States. Estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require the exercise of judgment. As of the date of issuance of these condensed consolidated financial statements, the Company is not aware of any specific event or circumstance that would require the Company to update its estimates, assumptions and judgments or revise the reported amounts of assets and liabilities or the disclosure of contingent assets and liabilities. These estimates, however, may change as new events occur and additional information is obtained, and are recognized in the condensed consolidated financial statements as soon as they become known.

Actual results could differ materially from the Company’s estimates and assumptions.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, as of the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. The more significant estimates include the fair value of marketable securities that are classified as level 2 of the fair value hierarchy, the amount and periods over which certain revenues will be recognized, including licensing and collaborative revenue recognized from non-refundable up-front and milestone payments and future ex U.S. royalties and milestones projected in relation to the HCR Agreement, related party accounts receivable reserve, as applicable, inventory valuation and related reserves, research and development, or R&D, clinical costs and accrued research projects included in prepaid expenses and accounts payable and accrued expenses, the amount of non-cash compensation costs related to share-based payments to employees and non-employees, the incremental borrowing rate used in lease calculations and the likelihood of realization of deferred tax assets.

The impact from global economic conditions and potential and continuing disruptions to and volatility in the credit and equity markets in the United States and worldwide are highly uncertain and cannot be predicted, including impacts from public pandemics or future global health crises, geopolitical tensions, such as the ongoing conflicts between Russia and Ukraine, conflicts in the Middle East, and increasing tensions between China and Taiwan, and government actions implemented as a result of either of the foregoing, high rates of inflation, rising interest rates, uncertainty and liquidity concerns in the broader financial services industry, such as those caused by certain recent banking failures, and a potential recession in the United States. Estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require the exercise of judgment. As of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance that would require the Company to update its estimates, assumptions and judgments or revise the reported amounts of assets and liabilities or the disclosure of contingent assets and liabilities. These estimates, however, may change as new events occur and additional information is obtained, and are recognized in the consolidated financial statements as soon as they become known.

Actual results could differ materially from the Company’s estimates and assumptions.

Significant Accounting Policies

Significant Accounting Policies

There have been no material changes to the significant accounting policies previously disclosed in Note 2 to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

Accounts Receivable, net - Related Party

Accounts Receivable, Net – Related Party

Accounts receivable, net – related party primarily consists of amounts due from sales of KORSUVA injection under the Company’s supply agreements with CSL Vifor, as well as revenues earned from its share of the profit generated from KORSUVA injection sales in the United States under the licensing agreements with CSL Vifor and royalty payments to the Company under Vifor Agreement No. 2. The Company does not obtain collateral for its accounts receivable.

The Company makes judgments as to its ability to collect outstanding receivables and provides an allowance for credit losses when collection becomes doubtful. Provisions are made based upon a specific review of all significant outstanding invoices and the overall quality and age of those invoices not specifically reviewed. The Company believes that credit risk associated with its licensing partners, CSL Vifor and Maruishi, is not significant. The Company reviews the need for an allowance for credit losses for any receivable based on various factors including payment history and historical bad debt experience. The Company had an insignificant allowance for credit losses as of December 31, 2023.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in an amount that reflects the consideration to which it expects to be entitled in exchange for the transfer of promised goods or services to customers. To determine revenue recognition for contracts with customers, the Company performs the following steps: (1) identifies the contract with the customer, (2) identifies the performance obligations in the contract, (3) determines the transaction price, (4) allocates the transaction price to the performance obligations in the contract, and (5) recognizes revenue when (or as) the entity satisfies a performance obligation.

The Company has entered into agreements to license its intellectual property, or IP, related to difelikefalin to develop, manufacture and/or commercialize drug products. These agreements typically contain multiple performance obligations, including licenses of IP and R&D services. Payments to the Company under these agreements may include nonrefundable license fees, payments for research activities, payments based upon the achievement of certain milestones and royalties on any resulting net product sales. The Company receives its share of the net profits from the sale of KORSUVA injection in the United States through its license agreement with CSL Vifor. The Company has adopted a policy to recognize revenue net of tax withholdings, as applicable.

The Company identifies agreements as contracts that create enforceable rights and obligations when the agreement is approved by the parties, identifies the rights of the parties and the payment terms, has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods and services that will be transferred to the customer. The counterparty is considered to be a customer when it has contracted with the Company to obtain goods and services that are the output of the Company’s ordinary activities (i.e., development of pharmaceutical products) in exchange for consideration.

A performance obligation is a promise to transfer distinct goods or services to a customer. Performance obligations that are both capable of being distinct and distinct within the context of the contract are considered to be separate performance obligations. Performance obligations are capable of being distinct if the counterparty is able to benefit from the good or service on its own or together with other resources that are readily available to it. Performance obligations are distinct within the context of the contract when each performance obligation is separately identifiable from each other; i.e., the Company is not using the goods or services as inputs to produce or deliver the combined output or outputs specified by the customer; one or more of the goods or services does not significantly modify or customize one of the other goods or services in the contract; and goods or services are not highly interdependent or not highly interrelated. Performance obligations that are not distinct are accounted for as a single performance obligation over the period that goods or services are transferred to the customer. The determination of whether performance obligations in a contract are distinct may require significant judgment.

The transaction price is the amount of consideration that the Company expects to be entitled to in exchange for transferring promised goods or services to the customer based on the contract terms at inception of a contract. There is a constraint on inclusion of variable consideration related to licenses of IP, such as milestone payments or sales-based royalty payments, in the transaction price if there is uncertainty at inception of the contract as to whether such consideration will be recognized in the future because it is probable that there will be a significant reversal of revenue in the future when the uncertainty is resolved. The determination of whether or not it is probable that a significant reversal of revenue will occur in the future depends on the likelihood and magnitude of the reversal. Factors that could increase the likelihood or magnitude of a reversal of revenue include (a) the susceptibility of the amount of consideration to factors outside the entity’s influence, such as the outcome of clinical trials, the timing of initiation of clinical trials by the counterparty and the approval of drug product candidates by regulatory agencies, (b) situations in which the uncertainty is not expected to be resolved for a long period of time, and (c) level of the Company’s experience in the field. When it becomes probable that events will occur, for which variable consideration was constrained at inception of the contract, the Company allocates the related consideration to the separate performance obligations in the same manner as described below.

At inception of a contract, the Company allocates the transaction price to the distinct performance obligations based upon their relative standalone selling prices. Standalone selling price is the price at which an entity would sell a promised good or service separately to a customer. The best evidence of standalone selling price is an observable price of a good or service when sold separately by an entity in similar circumstances to similar customers. Since the Company typically does not have such evidence, it estimates standalone selling price so that the amount that is allocated to each performance obligation equals the amount that the Company expects to receive for transferring goods or services. The methods that the Company uses to make such estimates include (1) the adjusted market assessment approach, under which the Company forecasts and analyzes difelikefalin in the appropriate market, the phase of clinical development as well as considering recent similar license arrangements within the same phase of clinical development, therapeutic area, type of agreement, etc. and (2) the expected cost of satisfying the performance obligations plus a margin, or the expected cost plus a margin approach.

The Company recognizes revenue when, or as, it satisfies a performance obligation by transferring a promised good or service to a customer and the customer obtains control of the good or service. Revenue related to the grant of a license that is a distinct performance obligation and that is deemed to be functional IP is recognized at the point in time that the Company has the right to payment for the license, the customer has legal title to the license and can direct the use of the license (for example, to grant sublicenses), the customer has the significant risks and rewards of ownership of the license and the customer has accepted the asset (license) by signing the license agreement.

Recognition of revenue related to R&D services that are a distinct performance obligation or that are combined with granting of a license as a single performance obligation is deferred at inception of a contract and is recognized as those services are performed based on the costs incurred as a percentage of the estimated total costs to be incurred to complete the performance obligation.

The Company’s license agreements include the right to grant sub-licenses. The amount of any potential sub-license fees to be received by the Company, which is based on a formula if applicable to that respective agreement, is considered to be variable consideration and is constrained from inclusion in the transaction price at inception of the contract since at that time it was probable that there would be a reversal of such revenue in the future because the Company did not know if a sublicense would be granted in the future.

Milestone payments are considered to be variable consideration and are not included in the transaction price at inception of the contract if it is uncertain that the milestone will be achieved. Rather, when it becomes probable that the milestone will be achieved and, therefore, there will not be a significant reversal of revenue in future periods, the respective amount to be earned is included in the transaction price, allocated to the distinct performance obligations based on their relative standalone selling price and recognized as revenue, as described above. Sales milestones and sales-based royalty payments related to a license of IP are recognized as revenue when the respective sales occur.

Collaborative Revenue

Collaborative revenue includes the Company’s share of the profits generated by CSL Vifor’s sale of KORSUVA injection to third parties in the United States under its existing license agreements. The Company has adopted a policy to recognize revenue net of tax withholdings, as applicable.

The Company determined that CSL Vifor is a customer in relation to its profit share arrangement with CSL Vifor. The Company sells commercial product to CSL Vifor, who ultimately sells the commercial product to third parties. The Company’s profit share arrangement revenues generated from sales of KORSUVA injection in the United States are considered akin to sales-based royalties. In accordance with the sales-based royalty exception, the Company recognizes its share of the pre-tax commercial net profit generated from the sales of KORSUVA injection in the United States in the period the product sales are earned, as reported by CSL Vifor. The related COGS for CSL Vifor associated with the net profit share arrangement as well as the marketing and distribution fee for the applicable period reduces the Company’s profit share revenue for the period. The net sales amounts are determined based on amounts provided by CSL Vifor and involve the use of estimates and judgments, such as product sales allowances and accruals related to prompt payment discounts, and chargebacks, which could be adjusted based on actual results in the future. The Company is dependent on CSL Vifor for timely and accurate information regarding the net revenues from sales of KORSUVA injection in the United States to accurately report its results of operations. If the Company does not receive timely and accurate information or incorrectly estimates activity levels associated with the profit share arrangement at a given point in time, the Company could be required to record adjustments in future periods.

The Company records revenue transactions as net product revenue if it is deemed the principal in the transaction, which includes being the primary obligor, retaining inventory risk, and control over pricing. Given that the Company is not the primary obligor and does not have the inventory risks in the license agreement with CSL Vifor, it records its share of the net profits from the sales of KORSUVA injection in the United States on a net basis and presents the settlement payments from CSL Vifor as collaborative revenue. The Company and CSL Vifor settle the profit sharing quarterly (see Note 13, Collaboration and Licensing Agreements).

Collaborative revenue also includes milestone payments associated with the Company’s license agreement with Maruishi. Upfront and milestone payments associated with the license agreement with Maruishi are allocated between license and milestone fees and collaborative revenue based on the relative standalone selling prices determined at contract inception that were allocated to the R&D services performance obligation (see Note 14, Revenue Recognition).

Commercial Supply Revenue

Commercial supply revenue includes sales of KORSUVA injection commercial product to CSL Vifor, which ultimately acts as the principal in the net profit-sharing arrangement between the two parties since commercial launch in April 2022, which then sells to third parties in the United States. Commercial supply revenue is recognized when CSL Vifor obtains control of the Company’s commercial product, which occurs at a point in time, typically upon receipt of KORSUVA injection by CSL Vifor, and generally occurs after the commercial product has passed all quality testing required for acceptance by CSL Vifor. The Company calculates its commercial supply revenue based on its COGS plus an agreed upon margin.

License and Milestone Fees

License and milestone fees include upfront and milestone payments associated with the Company’s license agreements with CSL Vifor, Maruishi and CKDP. All upfront and milestone payments associated with the license agreements with CSL Vifor and CKDP are recognized as license and milestone fees since they contain only one performance obligation. Upfront and milestone payments associated with the license agreement with Maruishi are allocated between license and milestone fees and collaborative revenue based on the relative standalone selling prices determined at contract inception (see Note 14, Revenue Recognition).

Royalty Revenue

Royalty revenue includes amounts related to the Company’s royalties earned from CSL Vifor on the net sales of Kapruvia in Europe, based on the amount of net sales in a licensed territory during a calendar year. Sales-based royalty payments related to a license of IP are recognized as revenue when the respective sales occur, and the net sales tier is achieved. Beginning on October 1, 2023, royalty revenue will no longer be recognized until the Company has fulfilled its obligations under the HCR Agreement (see Note 10, Royalty Purchase and Sale Agreement).

Clinical Compound Revenue

Clinical compound revenue includes sales of clinical compound to CSL Vifor (prior to FDA approval), and Maruishi. The Company recognizes revenue on clinical compound sales when control has transferred to CSL Vifor and Maruishi, which occurs at a point in time, typically upon receipt of the clinical compound, and generally occurs after the clinical compound has passed all quality testing required for acceptance. The sales of clinical compound are reimbursed at COGS plus an agreed upon margin.

Other Revenue

Other revenue includes the royalty and milestone payments earned under Vifor Agreement No. 2 and the Maruishi Agreement in conjunction with ex-U.S. sales of KORSUVA/Kapruvia in the fourth quarter of 2023. This non-cash revenue will continue to be recorded until the Company has fulfilled its obligations under HCR Agreement.

Accounting Pronouncements Recently Issued

Accounting Pronouncements Recently Adopted

In November 2023, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, or ASU 2023-07, which expanded the disclosures for reportable segments made by public entities. These amendments within ASU 2023-07 retained the existing disclosure requirements in ASC 280 and expanded upon them to require public entities to disclose significant expenses for reportable segments in both interim and annual reporting periods, as well as items that were previously disclosed only annually on an interim basis, including disclosures related to a reportable segment’s profit or loss and assets. In addition, entities with a single reportable segment must provide all segment disclosures required in ASC 280, including the new disclosures for reportable segments under the amendments in ASU 2023-07. The amendments did not change the existing guidance on how a public entity identified and determined its reportable segments. A public entity should apply the amendments in ASU 2023-07 retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments in ASU 2023-07 are effective for annual periods for all public entities in fiscal years beginning after December 15, 2023, and in interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 on January 1, 2024, and expects to comply with any new applicable disclosures in its Annual Report on Form 10-K for the year ended December 31, 2024. The Company does not expect the adoption to have a material effect on its results of operations, financial position, and cash flows.

Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, or ASU 2023-09, which applies to all entities subject to income taxes. ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 is intended to provide more detailed income tax disclosures. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. ASU 2023-09 will be applied on a prospective basis with the option to apply the standard retrospectively. The Company expects to adopt ASU 2023-09 on January 1, 2025, and it does not expect the adoption to have a material effect on its results of operations, financial position, and cash flows.

Accounting Pronouncements Recently Issued

In December 2023, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, or ASU 2023-09, which applies to all entities subject to income taxes. ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 is intended to provide more detailed income tax disclosures. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. ASU 2023-09 will be applied on a prospective basis with the option to apply the standard retrospectively. The Company expects to adopt ASU 2023-09 on January 1, 2025, and it does not expect the adoption to have a material effect on its results of operations, financial position, and cash flows.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, or ASU 2023-07, which expands the disclosures for reportable segments made by public entities. These amendments within ASU 2023-07 retain the existing disclosure requirements in ASC 280 and expand upon them to require public entities to disclose significant expenses for reportable segments in both interim and annual reporting periods, as well as items that were previously disclosed only annually on an interim basis, including disclosures related to a reportable segment’s profit or loss and assets. In addition, entities with a single reportable segment must provide all segment disclosures required in ASC 280, including the new disclosures for reportable segments under the amendments in ASU 2023-07. The amendments do not change the existing guidance on how a public entity identifies and determines its reportable segments. A public entity should apply the amendments in ASU 2023-07 retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments in ASU 2023-07 are effective for annual periods for all public entities in fiscal years beginning after December 15, 2023, and in interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company will adopt ASU 2023-07 on January 1, 2024, and it does not expect the adoption to have a material effect on its results of operations, financial position, and cash flows.